Annual Total Returns [BarChart] - LVIP MFS Value Fund - Standard Class	May 01, 2021
Bar Chart Table:
2011	(0.10%)
2012	16.33%
2013	35.96%
2014	10.51%
2015	(0.54%)
2016	14.06%
2017	17.63%
2018	(9.99%)
2019	29.84%
2020	3.66%